Note 15 - Stock Compensation Plans - Schedule of Stock Option, Valuation Assumptions (Details)	1 Months Ended
Sep. 30, 2025
Expected dividend yield	1.58%
Risk-free interest rate	3.75%
Expected life of options (Year)	6 years 6 months
Expected stock-price volatility	23.97%